Earnout Liability - Summary of Earnout Liability Activity (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Derivative Instrument Detail [Abstract]
Balance
Recognized upon Business Combination	58,871
Changes in fair value	(33,869)
Balance	$ 25,002